PREFERRED SHARES (Details 2) (USD $)		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012 Series A, Series B and Series C Preferred Shares item	Sep. 23, 2009 Series A Preferred Shares	Dec. 31, 2012 Series A Preferred Shares	Apr. 20, 2007 Series B Preferred Shares	Dec. 31, 2012 Series B Preferred Shares	Apr. 20, 2007 Series C Preferred Shares	Dec. 31, 2012 Series C Preferred Shares
Preferred shares
Number of significant embedded derivatives (other than stated) required to be bifurcated	0
Contingent BCF recognized			$ 0		$ 0		$ 0
Redemption price as a percentage of original price		150.00%		150.00%		150.00%
Period after the issuance date when preferred shares are redeemable				4 years